BUSINESS COMBINATIONS - Assets acquired and liabilities assumed (Details) € in Millions, $ in Millions		12 Months Ended
	Jul. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 EUR (€)	Jul. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Investment properties		$ 361
Property, plant and equipment		972
Goodwill		183
Intangible assets		83
Accounts receivable and other		19
Cash and cash equivalents		28
Total assets		1,646
Less:
Debt obligations		(502)
Accounts payable and other		(99)
Deferred tax liabilities		(123)
Non-controlling interests		(4)
Net assets acquired		918
Consideration		918
Transaction costs		(31)
European Hostels
Disclosure of detailed information about business combination [line items]
Investment properties				$ 0
Property, plant and equipment				782
Goodwill				183
Intangible assets				82
Accounts receivable and other				15
Cash and cash equivalents				21
Total assets				1,083
Less:
Debt obligations				(502)
Accounts payable and other				(84)
Deferred tax liabilities				(121)
Non-controlling interests				0
Net assets acquired				376
Consideration			€ 329	$ 376
Transaction costs	$ (21)
Other
Disclosure of detailed information about business combination [line items]
Investment properties		361
Property, plant and equipment		190
Goodwill		0
Intangible assets		1
Accounts receivable and other		4
Cash and cash equivalents		7
Total assets		563
Less:
Debt obligations		0
Accounts payable and other		(15)
Deferred tax liabilities		(2)
Non-controlling interests		(4)
Net assets acquired		542
Consideration		542
Transaction costs		$ (10)